Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Contract Organization	Dec. 31, 2018 USD ($)
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	8,877
Percentage of employees unionized	61.80%
Number of union organizations | Organization	9
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	5
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Labor unions [member] | Bottom of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	2 years
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Purchase contracts [member] | Boeing Company [member]
Commitments and contingencies [line items]
Predelivery Deposits	$ 468,800,000
Purchase contracts [member] | Later than one year and not later than six years [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract	65
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Letters of credit maintained	$ 25,800,000	$ 25,900,000
Lines of credit for working capital and letters of credit [member] | Borrowing due through 2019 [member]
Commitments and contingencies [line items]
Line of credit facility outstanding	0	$ 140,000,000
Lines of credit for working capital and letters of credit [member] | Sort term unsecured credit facility [member]
Commitments and contingencies [line items]
Total line of credit	$ 305,000,000